Long Term Debt	12 Months Ended
Dec. 31, 2021
Long Term Debt Disclosure [Abstract]
LONG TERM DEBT
NOTE 12:-	LONG TERM DEBT

	Linkage	Interest	December 31,
	basis	rate	2021	2020
		%
Loans from banks and other (1)	NIS	1.7% – 5%	$17,475	$23,534
Bank loan (2)	USD	LIBOR + 2.1%	15,000	-
Other long term debt	JPY	1.9%	68	88
			$32,543	$23,622
Current maturities	NIS, USD		(12,388)	(10,270)

			$20,155	$13,352

(1)	This is mainly comprised of a bank loan obtained by the Company on November 2016 in the amount of $ 31,356. The loan is linked to the New Israel Shekel, and was obtained from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.

Under the terms of the loan with the Israeli financial institution, the Company has undertaken to maintain the following financial covenants, as they will be expressed in its consolidated financial statements, as described:

a.	Total equity attributable to Magic Software Enterprises shareholders shall not be lower than $ 100,000 at all times;

b.	The Company’s consolidated cash and cash equivalent and marketable securities available for sales shall not be less than $ 10,000;

c.	The ratio of the Company’s consolidated total financial debts to consolidated total assets will not exceed 50%;

d.	The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1; and

e.	The Company shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.

As of December 31, 2021, the Company was in compliance with the financial covenants.

(2)	On June 1, 2021, the Company obtained a loan in the amount of $ 15,000 from an Israeli bank. The principal amount of the loan is payable in eight equal annual installments with the final payment due on December 1, 2025 and bears a fixed interest rate of LIBOR + 2.1% per annum, payable in two semi-annual payments.